Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2026
Financial Risk Management [Abstract]
Schedule of Current Credit Risk Grading Framework

The Company’s current credit risk grading framework comprises the following categories:

Category	Definition of category	Basis for recognising expected credit loss (ECL)
I	Counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL

II	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL – not credit impaired

III	Amount is >60 days past due or there is evidence indicating the asset is credit-impaired (in default).	Lifetime ECL – credit- impaired

IV	There is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.	Amount is written off

Schedule of Company’s Financial Assets

The table below details the credit quality of the Company’s financial assets, as well as maximum exposure to credit risk by credit risk rating categories:

	Category	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount	Net carrying amount
			RM	RM	RM	USD
June 30, 2026
Trade receivables	II Note 1	Lifetime ECL (Simplified)	7,312,693	(131,305)	7,181,388	1,759,282
Other receivables	I Note 2	12-month ECL	25,638,629	-	25,638,629	6,280,899

	Category	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount	Net carrying amount
			RM	RM	RM	USD
June 30, 2025
Trade receivables	II Note 1	Lifetime ECL (Simplified)	6,274,545	(141,849)	6,132,696	1,502,375
Other receivables	I Note 2	12-month ECL	196,471	-	196,471	48,131

Schedule of Trade Receivables	Accordingly, the credit risk profile of trade receivables is presented based on their past due status in terms of the provision matrix.

	Trade receivables	ECL	Trade receivables, net	Trade receivables, net
	RM	RM	RM	USD
June 30, 2026
Not past due	6,200,383	(115,599)	6,084,784	1,490,638
< 30 days	1,013,310	(13,615)	999,695	244,903
31 days to 60 days	87,934	(1,604)	86,330	21,149
61 days to 90 days	6,917	(262)	6,655	1,631
91 days to 120 days	4,149	(225)	3,924	961
	7,312,693	(131,305)	7,181,388	1,759,282

	Trade receivables	ECL	Trade receivables, net	Trade receivables, net
	RM	RM	RM	USD
June 30, 2025
Not past due	4,944,289	(119,697)	4,824,592	1,181,919
< 30 days	987,992	(17,482)	970,510	237,753
31 days to 60 days	336,636	(4,393)	332,243	81,392
61 days to 90 days	5,628	(277)	5,351	1,311
	6,274,545	(141,849)	6,132,696	1,502,375

Schedule of Company's Revenue

The following table sets forth a summary of single customers who represent 5% or more of the Company’s revenue:

	June 30, 2024	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	RM	USD
Customer A	10,763,769	10,883,671	9,662,904	2,367,198
Customer B	3,274,015	5,180,589	5,362,676	1,313,737
Customer C	3,236,703	2,044,171	2,144,650	525,392
	17,274,487	18,108,431	17,170,230	4,206,327

Schedule of Remaining Contractual Maturity for Non-Derivative Financial Liabilities

The following table details the remaining contractual maturity for non-derivative financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Company can be required to pay. The table includes both interest and principal cash flows.

	On demand or within 1 year	Within 2 to 5 years	Total
	RM	RM	RM
June 30, 2026
Trade and other payables	8,539,770	-	8,539,770
Warrant liability	2,654	-	2,654
Lease liabilities	776,800	2,871,000	3,647,800
Total	9,319,224	2,871,000	12,190,224

June 30, 2025
Trade and other payables	8,086,186	-	8,086,186
Lease liabilities	953,807	809,200	1,763,007
Total	9,039,993	809,200	9,849,193

Schedule of Company’s Exposure to Foreign Currency Risk

At the end of each reporting period, the Company’s exposure to foreign currency risk is as follows:

	June 30, 2025			June 30, 2026
	THB	USD	EUR	THB	USD	EUR
	RM	RM	RM	RM	RM	RM
Financial assets
Trade and other receivables	-	8,797,060	1,289,412	25,383,991	5,873,121	1,542,755
Cash and bank balances	10,060	22,387,986	505,794	101,039	16,822,624	439,054

Financial liabilities
Trade and other payables	-	(5,805,035)	(523,228)	(60,374)	(5,904,818)	(929,327)
Warrant liability	-	-	-		(2,654)	-

Net exposure	10,060	25,380,011	1,271,978	25,424,656	16,788,273	1,052,482

Schedule of Foreign Currencies Denominated Balances

Strengthening of Malaysian Ringgit against the foreign currencies denominated balances as at the reporting date would increase/(decrease) profit or loss by the amounts shown below. The analysis assumes that all other variables remain constant.

	Profit or loss (after tax)
	June 30, 2025	June 30, 2026
	RM	RM
THB strengthening 3% (Jun 2025: 0%)	-	579,682
USD strengthening 0% (Jun 2025: 4%)	771,552	-
EUR strengthening 2% (Jun 2025: 4%)	38,668	15,998